Federal Funds Purchased and Repurchase Agreements	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Federal Funds Purchased and Repurchase Agreements

NOTE 7 - FEDERAL FUNDS PURCHASED AND REPURCHASE AGREEMENTS

Federal funds purchased and repurchase agreements represent borrowings of a short duration, usually less than 30 days. For repurchase agreements, the securities underlying the agreements remained under the Bank’s control.

Information related to repurchase agreements and federal funds purchased are summarized below:

	Repurchase Agreements		Federal Funds Purchased
	2013	2012	2013	2012
Balance at end of year	$20,215,183	$16,766,590	$—	$2,000,000
Average balance during the year	19,137,272	17,361,715	10,970	49,180
Maximum month-end balance	22,736,128	19,653,770	—	2,000,000
Weighted-average rate during the year	.74%	.70%	.30%	.54%
Rate at December 31.76%		.71%	—	.20%